INTEREST-BEARING DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
NOW accounts	$ 263,980	$ 269,712
Savings and money market accounts	705,491	606,706
Time deposits less than $250,000	207,185	239,569
Time deposits $250,000 and over	89,655	102,052
Interest-bearing deposits	1,266,311	1,218,039
Maturities of Time Deposits [Abstract]
2018	224,772
2019	39,553
2020	9,926
2021	14,709
2022	7,880
Thereafter	0
Time Deposits	296,840
Executive Officers, Directors and Significant Shareholders
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Interest-bearing deposits	$ 68,082	$ 72,443